Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance
					Value of Initial Fixed $100
					Investment Based On:
Year (1) (a)	Summary Compensation Table Total for PEO ($) (2) (b)	Compensation Actually Paid for PEO ($) (3) (c)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (2) (d)	Average Compensation Actually Paid for Non-PEO NEOs ($) (4) (e)	Total Shareholder Return ($) (5) (f)	Peer Group Total Shareholder Return ($) (6) (g)	Net Income ($) (7) (h)	Company- Selected Measure: Revenue ($) (8) (i)
2022	515,250	(280,959,750)	6,657,460	(82,248,456)	23	95	(1,061,478,000)	1,458,628,000
2021	540,513,050	639,396,400	217,545,955	258,409,292	78	131	(1,059,146,000)	1,075,664,000

Company Selected Measure Name	revenue
Named Executive Officers, Footnote [Text Block]	Zig Serafin served as the company’s principal executive officer (“PEO”) for the entirety of 2021 and 2022. The company’s other named executive officers (“NEOs”) for the applicable years were as follows:
– 2022: Robert Bachman, Bill McMurray, DePorres (DP) Brightful, and Brad Anderson; and
– 2021: Robert Bachman, Ryan Smith, Chris Beckstead, and John Thimsen.

Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group total shareholder return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the S&P 500 Information Technology.
PEO Total Compensation Amount	$ 515,250	$ 540,513,050
PEO Actually Paid Compensation Amount	$ 280,959,750	639,396,400
Adjustment To PEO Compensation, Footnote [Text Block]	Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for the company’s PEO and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the company’s NEOs as a group (other than the PEO). Amounts reported in this column represent the “compensation actually paid” to the PEO. The dollar amounts do not reflect the actual amount of compensation earned or paid to the PEO during the applicable year. In accordance with the requirements of Item 402(v) of the Regulation S-K, the following adjustments were made to the PEO’s total compensation reported in the Summary Compensation Table for the indicated fiscal years to determine compensation actually paid:

PEO
			2021	2022
	Summary Compensation Table - Total Compensation	(a)	$540,513,050	$515,250
-	Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(b)	$(540,000,000)	$0
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	(c)	$637,200,000	$0
+/-	Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(d)	$227,479	$(281,475,000)
+	Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0	$0
+/-	Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$1,455,871	$0

-	Fair Value as of Prior Fiscal Year End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$0
=	Compensation Actually Paid		$639,396,400	$(280,959,750)

(a)    Represents total compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)    Represents the total of the amount reported in the “Stock Awards” column in the Summary Compensation     Table for the PEO for the indicated fiscal year. We did not grant any stock options during the indicated fiscal years.
(c)    Represents the aggregate fair value as of the indicated fiscal year-end of the PEO’s outstanding and unvested stock awards granted during such fiscal year, computed in accordance with FASB ASC 718.
(d)    Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by the PEO as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718, and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. Calculations for 2021 use a $35 stock price for equity outstanding on December 31, 2020 to align with the valuation in the 2021 proxy statement.
(e)    Represents the aggregate fair value at vesting of the stock awards that were granted to the PEO and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(f)    Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award held by the PEO that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718. Calculations for 2021 use a $35 stock price for equity outstanding on December 31, 2020 to align with the valuation in the 2021 proxy statement.
(g)     Represents the aggregate fair value as of the last day of the prior fiscal year of the PEO’s stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Non-PEO NEO Average Total Compensation Amount	$ 6,657,460	217,545,955
Non-PEO NEO Average Compensation Actually Paid Amount	$ 82,248,456	258,409,292
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Amounts reported in this column represent the average “compensation actually paid” to the NEOs other than the PEO. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs other than the PEO as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for such NEOs as a group reported in the Summary Compensation Table for the indicated fiscal year to determine the compensation actually paid:

NEO Average
			2021	2022
	Summary Compensation Table - Total Compensation	(a)	$217,545,955	$6,657,460
-	Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(b)	$(217,062,750)	$(5,989,552)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	(c)	$256,023,367	$1,455,432
+/-	Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(d)	$144,528	$(66,115,180)

+	Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$130,927	$376,693
+/-	Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$1,627,265	$(18,633,309)
-	Fair Value as of Prior Fiscal Year End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$0
=	Compensation Actually Paid	(h)	$258,409,292	$(82,248,456)

(a)    Please see footnote 1 for the NEOs included in the average for each indicated fiscal year.
(b)    Represents the average total compensation as reported in the Summary Compensation Table for the reported NEOs in the indicated fiscal year.
(c)    Represents the average of the total amount reported in the “Stock Awards” column in the Summary Compensation Table for the NEOs other than the PEO for the indicated fiscal year. We did not grant any stock options during the indicated fiscal years.
(d)    Represents the average aggregate fair value as of the indicated fiscal year-end of the reported NEOs’ outstanding and unvested stock awards granted during such fiscal year, computed in accordance with FASB ASC 718. Calculations for 2021 use a $35 stock price for equity outstanding on December 31, 2020 to align with the valuation in the 2021 proxy statement.
(e)    Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by the reported NEOs as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(f)    Represents the average aggregate fair value at vesting of the stock awards that were granted to the reported NEOs and vested during the indicated fiscal year, computed in accordance with FASB ASC 718. Calculations for 2021 use a $35 stock price for equity outstanding on December 31, 2020 to align with the valuation in the 2021 proxy statement.
(g)    Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award held by the reported NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(h)    Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
The following is a list of financial performance measures, which in the company’s assessment represent the most important financial performance measures used by the company to link compensation actually paid to the NEOs to company performance for 2022:
a.Revenue
b.Subscription revenue
c.Non-GAAP operating income*
d.New software ACV billings
e.Research services billings
f.Global renewal rate

Total Shareholder Return Amount	$ 23	78
Peer Group Total Shareholder Return Amount	95	131
Net Income (Loss)	$ 1,061,478,000	$ 1,059,146,000
Company Selected Measure Amount	1,458,628,000	1,075,664,000
PEO Name	Zig Serafin
Additional 402(v) Disclosure [Text Block]	Pursuant to rules of the SEC, the comparison assumes $100 was invested in our common stock as of the close of the day of our initial public offering on January 28, 2021. Historic stock price performance is not necessarily indicative of future stock price performance.Represents the amount of net income reflected in the company’s audited financial statements for the applicable year.As noted in the “Compensation Discussion and Analysis” section of this proxy statement , revenue growth continues to be viewed as a key metric of our business performance and aligned with long term stockholder value creation as reflected in its use as one of the performance metrics in our PSU awards. While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that revenue is the financial performance measure that, in the company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the Pay Versus Performance table) used to link compensation actually paid to the NEOs, for the most recently completed fiscal year, to company performance.
PEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 540,000,000
Adjustment to Compensation Amount, Equity Awards	$ 0
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		637,200,000
Adjustment to Compensation Amount, Equity Awards	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		227,479
Adjustment to Compensation Amount, Equity Awards	281,475,000
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Adjustment to Compensation Amount, Equity Awards	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,455,871
Adjustment to Compensation Amount, Equity Awards	0
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Adjustment to Compensation Amount, Equity Awards	$ 0
Non-PEO NEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Non-PEO NEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Subscription revenue
Non-PEO NEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP operating income*
Non-PEO NEO [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	New software ACV billings
Non-PEO NEO [Member] | Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Research services billings
Non-PEO NEO [Member] | Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Global renewal rate
Non-PEO NEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 5,989,552	217,062,750
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,455,432	256,023,367
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	66,115,180	144,528
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	376,693	130,927
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,633,309	1,627,265
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0